Accounts receivable, net - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 993.4	€ 0.0
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	245.8	0.0
Irrevocable accounts receivable for down payments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Factoring arrangements for cash	€ 747.6	€ 0.0